Fair Value Measurements	12 Months Ended
Dec. 31, 2017
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Fair Value Measurements

26. Fair Value Measurements

All financial instruments carried at fair value are categorized into one of the following:

•	Level 1 – quoted market prices in active markets for identical assets or liabilities at the measurement date

•	Level 2 – observable inputs other than quoted prices included within level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets or liabilities that are not active, or other inputs that are observable directly or indirectly

•	Level 3 – unobservable inputs for the assets and liabilities that reflect the reporting entity’s own assumptions and are not based on observable market data

When forming estimates, the Company uses the most observable inputs available for valuation purposes. If a fair value measurement reflects inputs of different levels within the hierarchy, the financial instrument is categorized based on the lowest level of significant input.

When determining fair value, the Company considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability. The Company measures certain financial assets at fair value on a recurring basis. During 2017, no change was made to the method of determining fair value.

For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorizations at the end of each reporting period. During the year ended December 31, 2017, no transfers were made between levels 1 and 2 of the fair value measurements.

The following table summarizes the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis as at December 31, 2017:

Quoted Prices in
			Active Markets for	Significant Other	Significant
		Carrying	Identical Items	Observable Inputs	Unobservable Inputs
		Amount	(Level 1)	(Level 2)	(Level 3)
	Note	$	$	$	$

Investments held for self-insured liabilities	15	147.1	-	147.1	-

Investments held for self-insured liabilities consist of government and corporate bonds, and equity securities. Fair value of equities is determined using the reported net asset value per share of the investment funds. The funds derive their value from the observable quoted prices of the equities owned that are traded in an active market. Fair value of bonds is determined using observable prices of debt with characteristics and maturities that are similar to the bonds being valued.

The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis as at December 31, 2017:

Quoted Prices in
		Fair Value	Active Markets for	Significant Other	Significant
		Amount of	Identical Items	Observable Inputs	Unobservable Inputs
		Liability	(Level 1)	(Level 2)	(Level 3)
	Note	$	$	$	$

Notes payable	18	60.7	-	60.7	-

The fair value of notes payable is determined by calculating the present value of future payments using observable benchmark interest rates and credit spreads for debt with similar characteristics and maturities.